OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Operating lease commitments
The fiscal year ended March 31, 2023	¥ 11,796
The fiscal year ended March 31, 2024	5,450
The fiscal year ended March 31, 2025	5,886
Total operating lease payments	23,132
Less: imputed interest	(1,272)
Total lease liabilities	¥ 21,860	¥ 46,022